Acquisition of Beijing Yisuizhen and its Subsidiary - Schedule of Allocation of the Purchase Price as of the Date of Acquisition (Parentheticals) (Details) - Beijing Yisuizhen [Member]	12 Months Ended
Dec. 31, 2024 [1]
Schedule of Allocation of the Purchase Price as of the Date of Acquisition [Line Items]
Fair value equity interest	6.67%
Cash from transfer of fair value equity interest	6.67%

[1]	In exchange for the equity interest in Beijing Yisuizhen and West Angel, the Company also granted 6.67% equity interest in Shanghai Zhongxin, with fair value of $393,816 (RMB 2,713,000), to four shareholders of West Angel at cash consideration of $148,610 (RMB 1,000,000). The Company engaged a third-party valuation team to estimate the fair value of equity interest of Shanghai Zhongxin. As of December 31, 2022, the four shareholders paid the cash consideration to Mr. Yang, the Chief Executive Officer of the Company. The Company recorded the outstanding balance in the account of due from related parties as of December 31, 2022.